                     United of Omaha Life Insurance Company
                               Supplement Number 2
                             Dated October 26, 2001
                                to the Prospectus
                                Dated May 1, 2001

Individual Flexible Payment Variable Annuity

The Prospectus currently discloses that daily charges deducted from the net assets in the Variable Account equal an annual rate of 1.40% for our mortality and expense risk and .20% for our administrative expenses. While we expect to continue to assess daily charges at these rates for most Policies, we may elect to charge mortality and expense risk and administrative expenses at a reduced rate for Policies that are sold through certain distribution channels with reduced distribution charges.

In order to reflect this change, the Prospectus is supplemented as follows:

1. The following modifies the section titled "Deductions from Assets" on page 5 of the Prospectus:

     . Daily charges that will be deducted from the net assets in the Variable Account for most Policies will equal an annual rate of:
          -    1.40% for our mortality and expense risk;
          -    0.20% for our administrative expenses.
          For certain Policies that are sold through distribution channels with reduced distribution charges, we may elect to deduct daily charges from the net assets in the Variable Account at an annual rate of:
          -    0.45% for our mortality and expense risk;
          -    0.15% for our administrative expenses.

     . Annual Policy Fee of $30 per year assessed on each Policy anniversary (waived if Accumulation Value is more than $50,000).

     . $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.

     . Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.

2.   The following modifies the section titled "SUMMARY OF CHARGES AND EXPENSES
     - Variable Account Annual Expenses" on page 6 of the Prospectus:

     Variable Account Annual Expenses
            (deducted daily to equal this annual % of Accumulation Value)

                                        1

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          For most Policies:
          .    Mortality and Expense Risk Fees                            1.40%
          .    Administrative Expense Charge                              0.20%
                 Total Variable Account Annual Expenses                   1.60%

          For certain Policies sold through distribution channels with reduced distribution charges:
          .    Mortality and Expense Risk Fees                            0.45%
          .    Administrative Expense Charge                              0.15%
                 Total Variable Account Annual Expenses                   0.60%

3. The following replaces the table currently contained in the section titled "EXAMPLES OF EXPENSES" on page 8 of the Prospectus:

=============================================================================================================
     Examples/2/                                                Policy is surrendered, annuitized, or
     --------
     An Owner would pay the following expenses                  continued in force at end of the time
     on a $1,000 investment, assuming a 5% annual
     return on assets if:
     --------------------------------------------------------------------------------------------------------
     Portfolio                                                  1Yr         3Yr        5Yr        10Yr
     --------------------------------------------------------------------------------------------------------
     Alger American Growth                                          15         47         82         185
     Alger American Small Capitalization                            16         50         88         199
     --------------------------------------------------------------------------------------------------------
     Deutsche VIT EAFE(R)Equity Index Fund                          14         42         74         167
     Deutsche VIT Small Cap Index Fund                              12         36         63         142
     --------------------------------------------------------------------------------------------------------
     Federated Prime Money Fund II                                  14         43         75         170
     Federated Fund for U.S. Government Securities II               15         48         85         191
     --------------------------------------------------------------------------------------------------------
     Fidelity VIP II Asset Manager Growth                           14         44         76         172
     Fidelity VIP II Contrafund                                     14         43         75         168
     Fidelity VIP Equity Income                                     13         40         69         156
     Fidelity VIP II Index 500                                      10         31         54         121
     --------------------------------------------------------------------------------------------------------
     MFS Emerging Growth Series                                     15         48         85         191
     MFS High Income Series                                         16         50         88         199
     MFS Research Series                                            15         48         85         191
     MFS Capital Opportunities Series                               16         50         88         199
     MFS Global Governments Series                                  16         50         88         199
     --------------------------------------------------------------------------------------------------------
     MS Emerging Markets Equity                                     25         79        138         312
     MS Fixed Income                                                14         44         77         174
     --------------------------------------------------------------------------------------------------------
     Pioneer Mid-Cap Value VCT                                      15         46         81         182
     Pioneer Real Estate Growth VCT                                 18         57         99         224
     Pioneer Fund VCT                                               16         51         90         202
     Pioneer Growth Shares VCT                                      17         54         95         215
     Pioneer Equity Income VCT                                      17         52         91         206
     --------------------------------------------------------------------------------------------------------
     Scudder VLIF Global Discovery                                  22         69        121         274
     Scudder VLIF Growth & Income                                   15         47         83         187
     Scudder VLIF International                                     17         52         91         206
     --------------------------------------------------------------------------------------------------------
     T. Rowe Price Equity Income                                    16         49         85         192
     T. Rowe Price International Stock                              18         55         96         218
     T. Rowe Price Limited-Term Bond                                14         44         77         174
     T. Rowe Price New America Growth                               16         49         85         192
     T. Rowe Price Personal Strategy Balanced                       16         50         88         199
     --------------------------------------------------------------------------------------------------------

_______________________
/2/
   The $30 annual Policy Fee is reflected as a daily 0.10% charge in these examples, based on an average Accumulation Value of $30,000.

                                        2

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4.     The following replaces the first paragraph of the section titled
       "MORTALITY AND EXPENSE RISK CHARGE" on page 26 of the Prospectus:

       We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. For most Policies, this charge is equal to an annual rate of 1.40% of the value of the net assets in the Variable Account, and will not increase. For certain Policies that are sold through distribution channels with reduced distribution charges, the charge will be equal to an annual rate of 0.45% of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

5. The following replaces the third paragraph of the section titled "ADMINISTRATIVE CHARGES" on page 26 of the Prospectus:

       We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. For most Policies, this administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. For certain Policies that are sold through distribution channels with reduced distribution charges, the charge will be equal to an annual rate of 0.15% of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

                                        3

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                                                                     [LOGO]

                                                                 Mutual of Omaha

                                                                 Michael E. Huss
                                                 Vice President & Senior Counsel
                                                                  (402) 351-5225
                                                              fax (402) 351-5906

By EDGAR Submission

October 26, 2001

Securities and Exchange Commission
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:  1933 Act Rule 497(e) filing

              Depositor:   United of Omaha Life Insurance Company
              Registrant:  United of Omaha Separate Account C
              Filing:      Supplement Number 2 to the Prospectus on Form N-4
                           1933 Act Registration No. 333-51051

Dear Commissioners:

On behalf of the Registrant and Depositor identified above, we are transmitting for filing under Rule 497(e) of the Securities Act of 1933, a copy of Supplement Number 2 to the Prospectus included in the Registration Statement on Form N-4 effective as of May 1, 2001 (the "Prospectus").

This Supplement discloses that certain policyholders may pay reduced mortality and expense risk fees and administrative expense charges.

If you have any questions or comments regarding this filing, please contact the undersigned at (402) 351-5225.

Cordially,

/s/ Michael E. Huss